PROPERTY AND EQUIPMENT, NET (Property and Equipment, Net) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total	$ 16,468,557	$ 15,164,841
Less: Accumulated depreciation	(13,403,071)	(11,544,562)
Property, Plant and Equipment, Net	3,065,486	3,620,279
Depreciation	2,175,564	2,165,883	2,170,855
Computer and Transmission Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	11,277,560	10,246,858
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	824,806	812,019
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	783,060	747,186
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	2,606,638	2,327,099
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	292,188	348,602
Office Building [Member]
Property, Plant and Equipment [Line Items]
Total	$ 684,305	$ 683,077